Submission	Mar. 17, 2026
Submission [Line Items]
Central Index Key	0001819994
Registrant Name	Rocket Lab Corp
Registration File Number	333-285707
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES